Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Manager Shares [Member]	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Beginning balance at Dec. 31, 2011			$ 26	$ 455,186	$ 57,982	$ (70,161)	$ 443,033
Beginning balance, shares at Dec. 31, 2011		100	25,685,527
Dividends to shareholders					(21,629)		(21,629)
Dividend equivalents					(884)		(884)
Shares issued in connection with vested share grants, shares			163,718
New shares issued, value			2	23,912			23,914
New shares issued, shares			2,191,060
Share-based compensation				3,635			3,635
Net income					47,669		47,669
Net change in the fair value of derivatives, net of deferred tax asset	[1]					9,075	9,075	[2]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax						27,479	27,479	[3]
Reclassification from other comprehensive income into earnings, net of deferred tax						(290)	(290)	[4]
Ending balance at Dec. 31, 2012			28	482,733	83,138	(33,897)	532,002
Ending balance, shares at Dec. 31, 2012		100	28,040,305
Dividends to shareholders					(30,531)		(30,531)
Dividend equivalents					(940)		(940)
Shares repurchased, shares							0
Shares issued in connection with vested share grants, shares			122,534
New shares issued, value			13	172,582			172,595
New shares issued, shares			13,142,856
Shares issued in connection with SARs exercised, shares			643
Share-based compensation				3,177			3,177
Derivative instruments terminated in connection with aircraft sale , net of defered tax asset						(747)	(747)
Net income					52,476		52,476
Net change in the fair value of derivatives, net of deferred tax asset	[1]					22,093	22,093	[2]
Reclassification from other comprehensive income into earnings, net of deferred tax						(1,302)	(1,302)	[4]
Ending balance at Dec. 31, 2013			41	658,492	104,143	(13,853)	748,823
Ending balance, shares at Dec. 31, 2013		100	41,306,338
Dividends to shareholders					(41,392)		(41,392)
Dividend equivalents					(1,426)		(1,426)
Shares repurchased, shares							0
Shares issued in connection with vested share grants, shares			119,666
Shares issued in connection with SARs exercised, shares			6,994
Share-based compensation				30			30
Net income					56,077		56,077
Net change in the fair value of derivatives, net of deferred tax asset	[1]					(3,238)	(3,238)	[2]
Ending balance at Dec. 31, 2014			$ 41	$ 658,522	$ 117,402	$ (17,091)	$ 758,874
Ending balance, shares at Dec. 31, 2014		100	41,432,998

[1]	See Note 8 to Notes to Consolidated Financial Statements.
[2]	Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[4]	Deferred tax benefit was $0.2 million and $41,000 for the years ended December 31, 2013 and 2012, respectively.